KRAMER LEVIN NAFTALIS & FRANKEL LLP

                                                     MARILYN FEUER
                                                     SPECIAL COUNSEL
                                                     PHONE   212-715-9149
                                                     FAX   212-715-8000
                                                     MFEUER@KRAMERLEVIN.COM





                                 July 28, 2005


VIA EDGAR AND FEDERAL EXPRESS
-----------------------------

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

            Re:   iVoice Technology, Inc.
                  Form SB-2
                  SEC File No. 333-120490
                  ------------------------

Ladies and Gentlemen:

      On behalf of our client, iVoice Technology, Inc. (the "Company"), we attach herewith for filing with the Securities and Exchange Commission (the "Commission") via EDGAR, pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and Rule 101(a) of Regulation S-T, Amendment No. 4 to the Company's Registration Statement on Form SB-2.

      We are also filing a Memorandum of Compliance in response to the comments from the staff of the Commission, with respect to the Registration Statement on Form SB-2 which was filed via EDGAR with the Commission on November 15, 2004, and Amendment No. 3 thereto which was filed on June 24, 2005. Amendment No. 4 to the Registration Statement on Form SB-2 contains changes made in response to such comments, as well as other updates and minor changes.

      In addition, we are sending courtesy copies of the registration statement under separate cover to the persons copied below.

      If you have any questions, please call the undersigned at (212) 715-9149 or Scott S. Rosenblum at (212) 715-9411.

                                    Sincerely,

                                    /s/ Marilyn Feuer

                                    Marilyn Feuer

cc:   Mark P. Shumann, Esq.
      Daniel Lee, Esq.
      Barbara Jacobs, Esq.
      Maureen Bauer
      Tia Jenkins
      Jerry Mahoney
      Scott S. Rosenblum, Esq.